SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Restricted cash		$ 63,856	$ 1,378,000
Disposal property plant and equipment		138,318	287,338	$ 13,166
Impairment of indefinite-lived intangible assets		$ 0	0	0
Land use rights description		over 50 years and 40 years, the life of the land use rights
Long term investments		$ 3,248,000	3,699,000
Cost of revenues		16,160,000	26,950,000	34,000,000.00
Research and development expense		1,478,000	8,398,000	13,772,000
Selling and marketing expense		1,510,000	1,590,000	2,010,000.00
General and administrative expense		29,350,000	45,690,000	63,310,000
Employee benefit expenses		4,200,000	5,120,000	5,820,000
Government subsidies amount		$ 2,990,000	3,748,000	$ 19,467,000
Exchange consideration	[1]		$ 200,000
Share-Based Payment Arrangement, Tranche One [Member]
Property, Plant and Equipment [Line Items]
Share based payment award description		(i) vest proportionately based on the consolidated gross revenues of Chijet Motor (including the period prior to the Closing) as set forth in Chijet Motor ‘s audited annual financial statements included in Form 20-F filed with the SEC for the calendar year ended December 31, 2023 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$528 million, up to a maximum of 100% of the first tranche at US$801 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the first tranche if the Chijet Motor ordinary shares on Nasdaq were at least US$390.00 per share (as equitably adjusted for share splits, share capitalizations, share consolidations, subdivisions, share dividends, reorganizations, recapitalizations and the like) for at least twenty (20) out of thirty (30) trading days, through and including the thirtieth (30th) trading day after the date on which Chijet Motor filed its annual report on Form 20-F with the SEC (such trading criteria being collectively the “Trading Criteria”), for the fiscal year ended December 31, 2023, and any shares in the tranche that do not so vest were surrendered to Chijet and cancelled.
Share-Based Payment Arrangement, Tranche Two [Member]
Property, Plant and Equipment [Line Items]
Share based payment award description		(i) vest proportionately based on the consolidated gross revenues of Chijet Motor (including the period prior to Closing) as set forth in Chijet Motor’s audited annual financial statements included in its Form 20-F filed with the SEC for the calendar year ended December 31, 2024 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate)in excess of US$870 million, up to a maximum of 100% of the second tranche at US$2,206 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the second tranche based on meeting the Trading Criteria during the applicable period for the year ended December 31, 2024, and any shares in the tranche that do not so vest will be surrendered to Chijet and cancelled.
Share Based Compensation Award Earnout Shares [Member]
Property, Plant and Equipment [Line Items]
Share based payment award description		(i) vest proportionately based on the consolidated gross revenues of Chijet Motor (including the period prior to Closing) as set forth in Chijet Motor’s audited annual financial statements included in Form 20-F for the calendar year ended December 31, 2025 (as adjusted for affixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$1,616 million, up to a maximum of 100% of the final tranche at US$3,215 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the final tranche based on meeting the Trading Criteria during the applicable period for the year ended December 31, 2025, and any shares in the tranche that do not so vest will be surrendered to Chijet (along with earnings thereon) and cancelled.
Business Combination Agreement [Member]
Property, Plant and Equipment [Line Items]
Ordinary shares		2,136,163
Exchange consideration		$ 674,000,000
Sales of Vehicles [Member]
Property, Plant and Equipment [Line Items]
VAT percentage for services		13.00%
Spare Parts [Member]
Property, Plant and Equipment [Line Items]
VAT percentage for services		6.00%
Other Services [Member]
Property, Plant and Equipment [Line Items]
VAT percentage for services		9.00%
Baosteel Auto Steel Parts Company Limited [Member]
Property, Plant and Equipment [Line Items]
Equity interest		30.00%	30.00%
Minimum [Member]
Property, Plant and Equipment [Line Items]
Salvage value rate		0.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Salvage value rate		5.00%

[1]	Issuance of Chijet Motor ordinary shares to independent directors pursuant to the board of directors’ compensation program adopted by the Company upon consummation of the business combination with JWAC as discussed in Notes 1(c) and 22(d).